Tangible Assets - Property and Equipment (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Property and Equipment
Loss Of Control Over Subsidiaries				$ (9,102)		$ (36,161)
Real estate
Property and Equipment
Cost of Tangible Assets				21,368,787		22,121,907
Gain of control over subsidiaries		$ 0		0
Loss Of Control Over Subsidiaries				0		0
Transfer To Investment Property		(36,021)		(1,286,775)
Additions Tangible Assets				216,264		445,819
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		2,523,715		2,353,102	[1]	1,754,617
Depreciation Disposal Tangible Assets		(167,417)	[1]	(227,293)	[2]
Depreciation for the Period Tangible Assets		374,051		825,778
Carrying Amount of Tangible Assets		17,607,142		19,015,685
Furniture and facilities
Property and Equipment
Cost of Tangible Assets				6,927,221		5,885,552
Gain of control over subsidiaries		5,260		25,267
Loss Of Control Over Subsidiaries				(3,166)		(17,258)
Transfer To Investment Property		0		0
Additions Tangible Assets				900,968		1,105,538
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		2,773,642		2,621,152	[1]	1,994,000
Depreciation Disposal Tangible Assets		(1,217,679)	[1]	(46,577)	[2]
Depreciation for the Period Tangible Assets		1,364,909		676,895
Carrying Amount of Tangible Assets		3,860,618		4,306,069
Right of use
Property and Equipment
Cost of Tangible Assets	[1]			0
Gain of control over subsidiaries		8,381		18,242
Transfer To Investment Property		0		0
Additions Tangible Assets	[1]			2,892,458
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated	[1]	571,251		0
Depreciation Disposal Tangible Assets	[1]	0
Depreciation for the Period Tangible Assets	[1]	562,870
Carrying Amount of Tangible Assets	[1]	2,339,449
Machinery and equipment
Property and Equipment
Cost of Tangible Assets				4,243,372		3,392,849
Gain of control over subsidiaries		5,561		9,904
Loss Of Control Over Subsidiaries				(3,255)		(9,925)
Transfer To Investment Property		0		0
Additions Tangible Assets				1,282,056		1,226,312
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		2,723,404		2,261,831	[1]	1,442,339
Depreciation Disposal Tangible Assets		(906,820)	[1]	(365,864)	[2]
Depreciation for the Period Tangible Assets		1,362,832		1,188,611
Carrying Amount of Tangible Assets		1,904,268		1,981,541
Constructions in progress
Property and Equipment
Cost of Tangible Assets				722,272		795,661
Gain of control over subsidiaries		0		0
Loss Of Control Over Subsidiaries				0		0
Transfer To Investment Property		0		0
Additions Tangible Assets				276,292		693,495
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		0		0	[1]	0
Depreciation Disposal Tangible Assets		0	[1]	0	[2]
Depreciation for the Period Tangible Assets		0		0
Carrying Amount of Tangible Assets		321,522		722,272
Automobiles
Property and Equipment
Cost of Tangible Assets				147,477		129,015
Gain of control over subsidiaries		1,129		7,226
Loss Of Control Over Subsidiaries				(2,681)		(8,978)
Transfer To Investment Property		0		0
Additions Tangible Assets				15,364		27,511
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		130,890		115,200	[1]	92,606
Depreciation Disposal Tangible Assets		0	[1]	0	[2]
Depreciation for the Period Tangible Assets		14,561		25,275
Carrying Amount of Tangible Assets		38,710		32,277
Total Property and Equipment
Property and Equipment
Cost of Tangible Assets				33,409,129		32,324,984
Gain of control over subsidiaries		20,331		60,639
Transfer To Investment Property		(36,021)		(1,286,775)
Additions Tangible Assets				5,583,402		3,498,675
Depreciations Tangible Assets [Abstract]
Depreciation Tangible Assets Accumulated		8,722,902		7,351,285	[1]	$ 5,283,562
Depreciation Disposal Tangible Assets		(2,291,916)	[1]	(639,734)	[2]
Depreciation for the Period Tangible Assets		3,679,223		2,716,559
Carrying Amount of Tangible Assets		$ 26,071,709		$ 26,057,844

[1]	The Group included in additions the amount net of initial recognition (see Note 7.2.D.).
[2]	Includes write-off of fully depreciated items and finalized constructions.